SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%
Expected share price volatility
Risk free interest rate
Expected life of options	5 years	5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	126.40%	121.50%
Risk free interest rate	0.93%	0.39%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	127.80%	125.00%
Risk free interest rate	1.34%	1.21%